Annual Total Returns- JPMorgan Value Advantage Fund (L Shares) [BarChart] - L Shares - JPMorgan Value Advantage Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.62%	18.92%	32.27%	13.87%	(4.24%)	17.05%	14.23%	(8.97%)	27.20%	(1.60%)